Loan Payable - Schedule of Company’s Loans (Details) - Loans Payable [Member] - USD ($)		9 Months Ended		12 Months Ended
		Dec. 31, 2024		Mar. 31, 2024		Mar. 31, 2023
Schedule of Company’s Loans [Line Items]
Total loan payables		$ 7,099,795		$ 1,626,059		$ 1,135,452
Short-term loan payables		(4,909,982)
Current portion of long-term loan payables		(99,079)		(1,213,242)
Long-term loan payables		$ 2,090,734		$ 412,817
Chase Bank [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Oct. 25, 2027	[1]	Oct. 25, 2027	[2]
Total loan payables			[1]	$ 176,366	[1],[2]	214,529	[2]
Chase Bank [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[3]	Jan. 12, 2028
Total loan payables	[3]	$ 301		56,580
Chase Bank [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[4]	Sep. 28, 2028
Total loan payables	[4]			$ 221,197
Leaf Capital Funding, LLC [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Sep. 30, 2027	[5]	Sep. 30, 2027	[6]
Total loan payables		$ 37,759	[5]	$ 46,856	[5],[6]	58,263	[6]
Sinoelite Corp [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Apr. 03, 2024	[7]	Apr. 03, 2024	[8]
Total loan payables			[7]	$ 100,000	[8]	100,000	[8]
Automobile Loan – Honda [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Jun. 25, 2027	[9]	Jun. 25, 2027	[10]
Total loan payables		$ 22,506	[9]	$ 28,833	[9],[10]		[10]
Bank of Hope [Member]
Schedule of Company’s Loans [Line Items]
Due Date		Sep. 15, 2024	[11]	Sep. 15, 2024	[12]
Total loan payables			[11]	$ 391,227	[11],[12]		[12]
Bank of Hope [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[11]	Sep. 22, 2024
Total loan payables	[11]			400,000
Bank of Hope [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[11]	Dec. 12, 2024
Total loan payables	[11]			205,000
Milea Truck Sales of Queens Inc. [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[13]	Aug. 22, 2027
Total loan payables	[13]	$ 115,694
Milea Truck Sales of Queens Inc. [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[13]	Jul. 26, 2027
Total loan payables	[13]	$ 84,285
Peapack-Gladstone Bank [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[14]	Aug. 31, 2025
Total loan payables	[14]	$ 4,909,982
Veiocity Commercial Capital, LLC [Member]
Schedule of Company’s Loans [Line Items]
Due Date	[15]	Dec. 01, 2054
Total loan payables	[15]	$ 1,929,268

[1]	On October 25, 2022, the Company’s subsidiary, Universe King Corp. obtained a five-year long-term loan of $230,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.35%. Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Universe King Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. On August 9, 2024, the Company paid off this loan in full.
[2]	On October 25, 2022, the Company’s subsidiary, Universe King Corp. obtained a five-year long-term loan of $230,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.35%. Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Universe King Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. From April 1 to June 26, 2024, the Company paid $9,888 on principal and interest of the loan.
[3]	On January 12, 2023, the Company’s subsidiary, Arfy Corp. obtained a five-year long-term loan of $70,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 9.8%. Mr. Tong Chen, an original stockholder of the Company, provided a guarantee on this loan. To secure payment and performance of the liabilities, Arfy Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its right, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. On August 9, 2024, the Company paid $52,069 and as of December 31, 2024, the outstanding balance is $301.
[4]	On October 2, 2023, the Company’s subsidiary, Fly14 Corp. obtained a five-year long-term loan of $240,000 from JPMorgan Chase Bank, N.A. with an annual interest rate of 10.40%. To secure payment and performance of the liabilities, Fly14 Corp. pledged to JPMorgan Chase Bank, N.A., a continuing security interest in all of its rights, title and interest in all of its properties, whether now owned or hereinafter acquired and whether now existing or hereafter arising. On August 9, 2024, the Company paid off this loan in full.
[5]	On August 24, 2022, Universe King Corp. obtained a five-year long-term loan of $63,674 from Leaf Capital Funding, LLC with an annual interest rate of 7.0%. The collateral provided included the Fuso trucks, whether now owned or hereafter acquired by Universe King Corp., and together with all accessories, accessions, attachments thereto, and all other substitutions, renewals, replacements and improvements and all proceeds of the foregoing. As of December 31, 2024, the outstanding balance is $40,845. From January 1 to February 19, 2025, the Company paid $2,523 on principal and interest of the loan.
[6]	On August 24, 2022, Universe King Corp. obtained a five-year long-term loan of $63,674 from Leaf Capital Funding, LLC with an annual interest rate of 7.0%. The collateral provided included the Fuso trucks, whether now owned or hereafter acquired by Universe King Corp., and together with all accessories, accessions, attachments thereto, and all other substitutions, renewals, replacements and improvements and all proceeds of the foregoing. From April 1 to June 26, 2024, the Company paid $3,785 on principal and interest of the loan.
[7]	On January 3, 2023, Fly E-Bike, Inc. obtained a one-year and three-month long-term loan of $100,000 from Sinoelite Corp with no interest. On April 25, 2024, the Company paid off this loan in full.
[8]	On January 3, 2023, Fly E-Bike, Inc. obtained a one-year and three-month long-term loan of $100,000 from Sinoelite Corp with no interest. On April 25, 2024, the Company paid off this loan in full.
[9]	On June 12, 2023, Flyebikemiami Inc obtained a four-year long-term loan of $34,974 from AutoNation Honda Miami Lakes with an annual interest rate of 3.98%. The collateral provided was the Honda vehicle purchased by Flyebikemiami Inc. As of December 31, 2024, the outstanding balance is $24,635. From January 1 to February 19, 2025, the Company paid $1,579 on principal and interest of the loan.
[10]	On June 12, 2023, Flyebikemiami Inc obtained a four-year long-term loan of $34,974 from AutoNation Honda Miami Lakes with an annual interest rate of 3.98%. The collateral provided was the Honda vehicle purchased by Flyebikemiami Inc. From April 1 to June 26, 2024, the Company paid $1,579 on principal and interest of the loan.
[11]	On September 20, 2023, Fly-E Group, Inc obtained a line of credit of $1,000,000 from Bank of Hope with a floating annual interest rate, currently at 8.5%. On the same date, the Company withdrew $391,226 from Bank of Hope to pay off the loan balance with Flushing Bank as of September 15, 2023. On September 22, 2023 and December 12, 2023, the Company withdrew $400,000 and $205,000, respectively, from Bank of Hope to support its business operations. Mr. Zhou Ou, the Company’s Chief Executive Officer, and Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Fly-E Group pledged to Bank of Hope the following items: inventory, chattel paper, accounts, equipment, and general intangibles of first 29 incorporated subsidiaries of the Company. On August 9, 2024, the Company paid off this loan in full.
[12]	On September 20, 2023, Fly-E Group, Inc obtained a line of credit of $1,000,000 from Bank of Hope with a floating annual interest rate, currently at 8.5%. On the same date, the Company withdrew $391,226 from Bank of Hope to pay off the loan balance with Flushing Bank as of September 15, 2023. On September 22, 2023 and December 12, 2023, the Company withdrew $400,000 and $205,000, respectively, from Bank of Hope to support its business operations. Mr. Zhou Ou, the Company’s Chief Executive Officer, and Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Fly-E Group pledged to Bank of Hope the following items: inventory, chattel paper, accounts, equipment, and general intangibles of first 29 incorporated subsidiaries of the Company.
[13]

On August 22, 2024, Fly E-Bike, Inc. obtained a three-year long-term loan of $128,132 from Milea Truck Sales of Queens Inc. with an annual interest rate of 9.90%. The collateral provided was the FTR 2025 vehicle purchased by Fly E-Bike, Inc. As of December 31, 2024, the outstanding balance is $125,061. From January 1 to February 19, 2025, the Company paid $8,257 on principal and interest of the loan.

On July 26, 2024, Fly E-Bike, Inc. obtained a three-year long-term loan of $96,506 from Milea Truck Sales of Queens Inc. with an annual interest rate of 7.03%. The collateral provided was the NRR-CAB 2025 vehicle purchased by Fly E-Bike, Inc. As of December 31, 2024, the outstanding balance is $91,095. From January 1 to February 19, 2025, the Company paid $5,962 on principal and interest of the loan.

[14]	On August 5, 2024, Fly-E Group, Inc obtained a line of credit of $5 million from Peapack-Gladstone Bank with a floating annual interest rate and the current annual interest rate is 8.8%. On August 5, 2024, the Company withdrew from this line of credit to pay off the outstanding principal and interest of loans from Bank of Hope in total of $996,476 and the loan from JPMorgan Chase Bank, N.A obtained by Fly14 Corp in total of $208,601. On August 6, 2024, the Company withdrew in total $214,905 from this line of credit to pay off the outstanding principal and interest of loans from JPMorgan Chase Bank, N.A. From August 7, 2024 to August 19, 2024, the Company withdrew $3,490,000 from the line of credit. Mr. Zhou Ou, the Company’s Chief Executive Officer, and Mr. Ke Zhang, the Company’s Chief Human Resource Officer, provided a guarantee on this loan. To secure payment and performance of the liabilities, Fly-E Group granted Peapack-Gladstone Bank a continuing lien on and security interest in all assets of the Company, including accounts, chattel paper, documents, instruments, inventory, general intangibles, equipment, fixtures, deposit accounts, goods, letter-of-credit rights, supporting obligations, investment property, commercial tort claims, property in the Lender’s possession, additions, and proceeds of first 39 incorporated subsidiaries of the Company. From January 1 to February 19, 2025, the Company paid $102,492 on interest of the line of credit.
[15]	On November 27, 2024, the Company’s subsidiary, AOFL LLC (the “borrower”) obtained four thirty-year long-term loans of $525,000, $560,000, $595,000, and $420,000, respectively, from Veiocity Commercial Capital, LLC (the “lender”) with an annual interest rate of 11.24%. The lender charged a total of $170,933 loan settlement fees for closing the loan which included attorney fee, escrow fee, origination fee, and so on. The Company amortized the $170,933 over the loan term. To secure payment and performance of the liabilities, AOFL LLC pledged to Veiocity Commercial Capital, LLC a continuing lien on and security interest in any and all deposits or other sums at any time credited by or due from lender to the borrower and any cash, securities, instruments or other property of the borrower in the possession of lender. From January 1 to February 19, 2025, the Company paid $40,761 on principal and interest of the loan.